PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Depreciation expenses	$ 742,413	$ 798,369
Office Building [Member]
Property, Plant, and Equipment [Line Items]
Asset collateral amount	2,400,000
Continuing Operations [Member]
Property, Plant, and Equipment [Line Items]
Depreciation expenses	$ 700,000	$ 800,000